New Income Fund	07/01/2014 to 06/30/2015

ICA File Number: 811-02396
Registrant Name: T. Rowe Price New Income Fund, Inc.
Reporting Period: 07/01/2014 - 06/30/2015

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2396

T. Rowe Price New Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Darrell N. Braman
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2014 to 06/30/2015

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price New Income Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2015

New Income Fund

DB MASTER FINANCE LLC A2I NOTES DUE FEBRUARY 20, 2045 Meeting Date: MAR 12, 2015 Record Date: MAR 09, 2015 Meeting Type: CONSENT
Ticker: Security ID: 233046AC5
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent	Management	N/A	Yes

HARBORVIEW MORTGAGE LOAN TRUST 2006-9 Meeting Date: JUN 19, 2015 Record Date: FEB 24, 2015 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 41161XAC0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	To Support The Actions Described In The Explanatory Memorandum	Management	None	For

HVMLT 2006-9 0.3835% NOTE DUE NOVEMBER 19, 2036 Meeting Date: FEB 26, 2015 Record Date: FEB 20, 2015 Meeting Type: CONSENT
Ticker: Security ID: 41161XAC0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent the securities holder submitting this Request Ballot informs the Trustees that the securities holder supports the actions described in the attached Explanatory Memorandum.	Management	N/A	Yes

VERIZON COMMUNICATION 6.4 % SEPTEMBER 15, 2033 Meeting Date: FEB 19, 2015 Record Date: FEB 19, 2015 Meeting Type: EXCHANGE OFFER
Ticker: Security ID: 92343VBS2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Exchange as a QIB prior to the early participation date in order to receive the Total Exchange Price, which includes the Early Participation Payment which will be paid in new notes.	Management	N/A	Take No Action

VERIZON COMMUNICATIONS 5.15% NOTES DUE SEPTEMBER 15, 2023 Meeting Date: FEB 19, 2015 Record Date: FEB 19, 2015 Meeting Type: EXCHANGE OFFER
Ticker: Security ID: 92343VBR4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Exchange as a QIB prior to the early participation date in order to receive the Total Exchange Price, which includes the Early Participation Payment which will be paid in new notes.	Management	N/A	Yes

END NPX REPORT